Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
8.	Derivative Financial Instruments

A.	Derivatives Foreign exchange operation agreements with deferred premium
As of December 31, 2024, 2023 and 2022, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2024	2023	2022
Derivative assets mandatorily measured at FVTPL
Fx operation Agreement – Purchased Collar			US$ 55,500	2026	—	—	9,396
Fx operation Agreement – Purchased Collar	(e	)	US$ 80,000	2024	—	721	—
Derivative assets mandatorily measured at FVOCI
Fx operation Agreements – Long forward	(a	)	US$ 300,000	2023	—	—	69,064
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2023	—	—	(9,835)
Fx operation Agreements – Purchased Collar (Short Call)			US$ 300,000	2023	—	—	13,981
Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	38,849	—	—
Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	(2,856)	—	—
Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	7,825	—	—
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2025	—	(33,325)	—
Fx operation Agreements – Purchased Collar (Short Call)	(a	)	US$ 300,000	2025	—	50,870	—
Fx operation Agreement – Call Spread	(b	)	US$ 55,500	2026	4,828	6,464	—
Fx operation Agreement – Call Spread	(d	)	US$ 2,082	2028	205	254	—
Fx operation Agreement – Call Spread	(d	)	US$ 50,918	2028	5,534	6,205	—
Fx operation Agreement – Purchased Collar	(c	)	US$ 396,500	2028	—	51,024	—
Fx operation Agreement – Single Call	(c	)	US$ 30,000	2028	6,337	—	—
Interest Rate Swap – TIIE	(f	)	MXN 1,705,351	2028	6,750	—	—

					67,472	82,213	82,606

Current					8,962	721	69,064

Non-current					58,510	81,492	13,542

Derivative liabilities mandatorily measured at FVOCI
Interest Rate Swap – TIIE	(f	)	MXN 3,410,702	2028	38,471	—	—
Interest Rate Swap – SOFR	(f	)	US$ 77,500	2028	3,899	—	—
Fx operation Agreements – Purchased Collar (Long Put)			US$ 300,000	2025	—	—	(50)
Fx operation Agreements – Purchased Collar (Short Call)			US$ 300,000	2025	—	—	15,367

					42,370	—	15,317

Current					15,273	—	15,317

Non-current					27,097	—	—

Fx: Foreign exchange

(a)
On November 29, 2022, the Group negotiated a new agreement with Citibank N.A. on the previous derivate structure (purchased collar and long forward for S/ 1,092,750 thousand or US$ 300,000 thousand) which was valid as of November 2023, to hedge the senior notes until November 2025. As result of this agreement, the exchange fluctuations of the derivative result in a new ranging from S/ 4.2000 to S/ 4.3000 per US$
1
. As a result of this negotiation, the Group recorded an increase of the derivative financial asset with the premiums payable by S/ 35,702 thousand.

On December 18, 2023, new senior notes maturing in 2029 were issued in exchange for a part of the previous senior notes that were canceled in the exchange (note 15.A), and this derivate instrument was designated as a hedge to cover both senior notes up to the reference value.
On March 22, 2024, the Group signed a novation of the US$ 253,000 thousand notional portion of the “Purchased Collar” structure was carried out to Deutsche Bank (originally Citibank) and then on the same date this nominal portion was modify to replace it with a “Call Spread” structure as a continuation of the current hedging strategy.
On December 18, 2024, the Group issued new senior notes maturing in 2029 in order to prepay the senior notes outstanding which had a maturity in 2025 and the derivative instrument of US$ 47,000 thousand was designated as a hedge to cover these senior notes up to their reference value.

(b)
On November 29, 2022, the Group signed a new foreign exchange options which included Call spread agreement with Citibank N.A. for S/ 238,650 thousand (US$ 55,500 thousand) to cover 100% of the loan agreement with JPMorgan Chase Bank, S.A. As a result of this agreement, the Group recorded an increase of the derivative financial asset with the premiums payable by S/ 13,774 thousand. This loan was paid on April 2023, and this derivative instrument was designated as a hedge to cover the Notes Purchase Agreement issued in April 2023. After, this loan was paid on December 2023, and this derivative instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023 up to the reference value. These new instruments cover the exchange fluctuations ranging from S/ 3.8750 to S/ 4.3000 per US$
1
.

(c)
On May 5, 2023, the Group, through its subsidiary Grupo Salud Auna Mexico, signed foreign exchange options which included a Single call agreement with Santander Bank for US$ 396,500 thousand. It covered 100% of the term loan. Subsequently, this loan was paid on December 2023 and this derivate instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. On March 19, 2024, the Company restructured its debt as a result of a syndication process. As a consequence, the notional in US dollars exposed to exchange rate risk has decreased to US$ 30,000 thousand and for the no hedged item it had an effect on results that was recorded in finance cost. On April 25, 2024, the Group signed a novation for a portion of US$ 366,500 thousand of the original structure to HSBC Bank, and then on the same date that portion was unwinded. As result, a notional amount of US$ 30,000 thousand was maintained with Santander Bank. This instrument cover the exchange fluctuations greater than MXN 22.50 per US$
1
.

(d)
On June 1, 2023, the Group signed foreign exchange options which included a Call spread agreement with Citibank for US$ 53,000 thousand. It covered 100% of the new senior secured bonds. Subsequently, this loan was paid in December 2023, and this derivative instrument was designated as a hedge to cover the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. These instruments cover the exchange fluctuations ranging from S/ 3.8575 to S/ 4.30 per US$
1
.

(e)
On July 21, 2023, the Group, through its subsidiary Auna Colombia S.A.S., signed foreign exchange options which included a Single Call agreement with Citibank N.A. for US$ 80,000 thousand. These instruments cover the exchange fluctuations greater than COP 6,000 per US$
1
. As of September 30, 2024 this derivative has finished.

(f)
In April 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 3,410,703 thousand and USD 77,500 thousand and such instrument fixed an interest rate of 11.80% and 4.51% respectively for the entire period of the derivative.

In September 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 1,705,351 thousand and such instrument fixed an interest rate of 8.81% for the entire period of the derivative.
As of December 31, 2024, there are outstanding premiums to Citibank, Santander Bank and Deutsche Bank of S/ 85,849 thousand (S/ 157,896 thousand as of December 31, 2023 and S/ 75,374 thousand as of December 31, 2022), which were included in Other Accounts Payable (note 17.b). The liabilities were incurred in connection with Call spread and Single Call agreements.
The effect of fair value of these derivative financial instruments, net of tax recognized in the consolidated other comprehensive income for the year ended December 31, 2024, was a loss for S/ 16,140 thousand (loss of S/ 75,423 thousand and of S/ 50,297 thousand for the year ended December 31, 2023 and 2022, respectively).
During the year 2024, the effect reclassified from other comprehensive income to profit or loss as gain of exchange difference was S/ 9,249 thousand and from other comprehensive income to profit or loss as finance cost was S/ 34,482 thousand (note 24), and neither includes S/ 7,069 thousand of tax.
During the year 2023, the effect reclassified from other comprehensive income to profit or loss as loss exchange difference was S/ 32,100 thousand and from other comprehensive income to profit or loss as finance cost was S/ 86,135 thousand (note 24), and neither includes S/ 34,051 thousand of tax.
During the year 2022, the effect reclassified from other comprehensive income to profit or loss as higher exchange difference was S/ 53,400 thousand and from other comprehensive income to profit or loss as finance cost was S/ 28,097 thousand (note 24), and neither includes S/ 24,042 thousand of tax.